UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 – Schedule of Investments

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.9%
Consumer Discretionary — 13.8%
Auto Components — 1.9%
American Axle and Manufacturing Holdings Inc.	113,300	$2,322,650
Lear Corp.	57,820	1,498,116	A
Tenneco Inc.	54,200	1,514,348	A

		5,335,114

Diversified Consumer Services — 1.6%
DeVry Inc.	50,600	2,117,104
InvesTools Inc.	110,964	1,219,494	A
Sotheby’s	38,600	1,115,926

		4,452,524

Hotels, Restaurants and Leisure — 2.1%
Bally Technologies Inc., Class A	54,800	1,881,832	A
Burger King Holdings Inc.	63,400	1,753,644
WMS Industries Inc.	55,430	1,993,817	A

		5,629,293

Household Durables — 1.9%
American Greetings Corp.	86,700	1,608,285
Jarden Corp.	1	17	A
Tupperware Brands Corp.	92,800	3,589,504

		5,197,806

Internet and Catalog Retail — 1.8%
FTD Group Inc.	37,300	500,566
Priceline.com Inc.	37,200	4,495,992	A

		4,996,558

Leisure Equipment and Products — 0.3%
Callaway Golf Co.	56,197	824,972

Multiline Retail — 0.9%
Big Lots Inc.	106,700	2,379,410	A

Specialty Retail — 0.5%
Aeropostale Inc.	3,100	84,041	A
Rent-A-Center Inc.	70,200	1,288,170	A

		1,372,211

Textiles, Apparel and Luxury Goods — 2.8%
Deckers Outdoor Corp.	1,100	118,602	A
Fossil Inc.	66,700	2,037,018	A
Maidenform Brands Inc.	131,234	2,135,177	A
Perry Ellis International Inc.	67,000	1,462,610	A
The Warnaco Group Inc.	11,300	445,672	A
Wolverine World Wide Inc.	48,030	1,393,351

		7,592,430

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Consumer Staples — 3.4%
Food and Staples Retailing — 0.5%
Ruddick Corp.	16,200	$597,132
Spartan Stores Inc.	42,600	888,210

		1,485,342

Food Products — 1.0%
Fresh Del Monte Produce Inc.	78,520	2,858,128	A

Personal Products — 0.7%
American Oriental Bioengineering Inc.	73,990	599,319	A
Chattem Inc.	17,800	1,180,852	A

		1,780,171

Tobacco — 1.2%
Universal Corp.	29,400	1,926,582
Vector Group Ltd.	75,677	1,331,165

		3,257,747

Energy — 7.6%
Energy Equipment and Services — 3.3%
Bristow Group Inc.	25,960	1,393,273	A
Dawson Geophysical Co.	21,742	1,467,585	A
Gulfmark Offshore Inc.	23,660	1,294,675	A
Hornbeck Offshore Services Inc.	56,700	2,589,489	A
Oil States International Inc.	9,200	412,252	A
Willbros Group Inc.	62,650	1,917,090	A

		9,074,364

Oil, Gas and Consumable Fuels — 4.3%
Bois d’Arc Energy Inc.	55,110	1,184,314	A
Comstock Resources Inc.	49,400	1,990,820	A
Continental Resources Inc.	27,400	873,786	A
Encore Acquisition Co.	31,300	1,260,764	A
Energy Partners Ltd.	49,600	469,712	A
Harvest Natural Resources Inc.	32,700	394,362	A
Mariner Energy Inc.	28,000	756,280	A
PetroQuest Energy Inc.	32,300	560,082	A
Swift Energy Co.	70,220	3,159,198	A
Whiting Petroleum Corp.	15,400	995,610	A

		11,644,928

Financials — 17.5%
Capital Markets — 1.1%
FBR Capital Markets Corp.	20,700	139,725	A
GFI Group Inc.	21,200	1,214,760
Greenhill and Co. Inc.	23,600	1,641,616

		2,996,101

Commercial Banks — 4.0%
City Holding Co.	7,100	283,290
First Bancorp	4,500	89,685
First Merchants Corp.	21,200	605,048
First Regional Bancorp	6,100	100,040	A
FirstMerit Corp.	68,420	1,413,557

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Financials — Continued
Commercial Banks — Continued
Glacier Bancorp Inc.	50,500	$968,085
Great Southern Bancorp Inc.	3,100	48,391
National Penn Bancshares Inc.	75,700	1,376,983
Old Second Bancorp Inc.	9,300	247,008
Oriental Financial Group Inc.	65,700	1,294,947
Sandy Spring Bancorp Inc.	13,400	368,768
SVB Financial Group	50,100	2,186,364	A
Tompkins Financial Corp.	3,650	179,580
UMB Financial Corp.	30,500	1,256,600
Westamerica Bancorporation	9,900	520,740

		10,939,086

Consumer Finance — 2.5%
Cash America International Inc.	38,200	1,390,480
Dollar Financial Corp.	93,420	2,148,660	A
EZCORP Inc.	176,100	2,167,791	A
World Acceptance Corp.	35,600	1,133,860	A

		6,840,791

Diversified Financial Services — 0.5%
Interactive Brokers Group Inc.	52,106	1,337,561	A

Insurance — 4.5%
Aspen Insurance Holdings Ltd.	112,400	2,965,112
CNA Surety Corp.	36,100	555,218	A
Delphi Financial Group Inc.	24,700	721,981
First Mercury Financial Corp.	36,600	637,206	A
National Financial Partners Corp.	44,600	1,002,162
Navigators Group Inc.	9,500	516,800	A
Platinum Underwriters Holdings Ltd.	78,710	2,554,927
Reinsurance Group of America Inc.	37,100	2,019,724
SeaBright Insurance Holdings	91,600	1,349,268	A

		12,322,398

Real Estate Investment Trusts (REITs) — 3.2%
Anworth Mortgage Asset Corp.	94,600	579,898
DiamondRock Hospitality Co.	70,000	886,900
FelCor Lodging Trust Inc.	93,600	1,126,008
Inland Real Estate Corp.	52,400	797,004
National Retail Properties Inc.	73,000	1,609,650
Nationwide Health Properties Inc.	60,360	2,037,150
OMEGA Healthcare Investors Inc.	56,450	979,972
Sunstone Hotel Investors Inc.	41,400	662,814

		8,679,396

Real Estate Management and Development — 0.9%
Jones Lang LaSalle Inc.	32,300	2,498,082

Thrifts and Mortgage Finance — 0.8%
Dime Community Bancshares	26,200	457,976
Entertainment Properties Trust	26,680	1,316,124
Provident New York Bancorp	44,600	602,100

		2,376,200

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Health Care — 13.6%
Biotechnology — 4.7%
Cephalon Inc.	24,300	$1,564,920	A
Cubist Pharmaceuticals Inc.	140,000	2,578,800	A
Isis Pharmaceuticals Inc.	49,520	698,727	A
LifeCell Corp.	66,300	2,786,589	A
Martek Biosciences Corp.	86,000	2,629,020	A
OSI Pharmaceuticals Inc.	68,900	2,576,171	A

		12,834,227

Health Care Equipment and Supplies — 2.7%
CONMED Corp.	14,800	379,472	A
Cutera Inc.	107,200	1,443,984	A
Cynosure Inc.	24,600	523,980	A
Haemonetics Corp.	42,700	2,544,066	A
STERIS Corp.	73,000	1,958,590
Zoll Medical Corp.	15,100	401,509	A

		7,251,601

Health Care Providers and Services — 3.4%
Air Methods Corp.	200	9,674	A
Amedisys Inc.	85,978	3,382,374	A
AMERIGROUP Corp.	105,500	2,883,315	A
Apria Healthcare Group Inc.	22,700	448,325	A
Centene Corp.	5,800	80,852	A
Healthspring Inc.	90,200	1,270,016	A
Molina Healthcare Inc.	40,240	982,661	A
Res-Care Inc.	9,720	166,698	A
Sun Healthcare Group Inc.	15,600	202,100	A

		9,426,015

Life Sciences Tools and Services — 0.7%
Pharmanet Development Group Inc.	74,900	1,889,727	A

Pharmaceuticals — 2.1%
K-V Pharmaceutical Co.	37,500	936,000	A
Perrigo Co.	87,010	3,282,887
Sciele Pharma Inc.	40,900	797,550	A
ViroPharma Inc.	68,100	608,814	A
XenoPort Inc.	4,500	182,115	A

		5,807,366

Industrials — 14.4%
Aerospace and Defense — 1.2%
AAR Corp.	52,600	1,434,402	A
Esterline Technologies Corp.	18,300	921,771	A
Hexcel Corp.	8,100	154,791	A
Stanley Inc.	16,700	491,982	A
TransDigm Group Inc.	10,600	392,730	A

		3,395,676

Airlines — 0.2%
SkyWest Inc.	30,600	646,272

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Industrials — Continued
Building Products — 0.9%
Ameron International Corp.	1,800	$168,354
Lennox International Inc.	65,300	2,348,841

		2,517,195

Commercial Services and Supplies — 5.6%
Clean Harbors Inc.	12,123	787,995	A
FTI Consulting Inc.	22,600	1,605,504	A
GeoEye Inc.	28,600	743,314	A
Herman Miller Inc.	34,160	839,311
Interface Inc.	115,000	1,615,750
Kelly Services Inc.	11,100	228,216
Knoll Inc.	85,300	984,362
RSC Holdings Inc.	89,600	976,640	A
Spherion Corp.	170,800	1,045,296	A
Standard Parking Corp.	44,100	924,336	A
Steelcase Inc.	83,500	923,510
Team Inc.	22,200	606,060	A
TrueBlue Inc.	41,220	553,997	A
United Stationers Inc.	24,500	1,168,650	A
Volt Information Sciences Inc.	73,850	1,252,496	A
Watson Wyatt Worldwide Inc.	17,100	970,425

		15,225,862

Electrical Equipment — 1.9%
AZZ Inc.	14,800	526,584	A
EnerSys	94,869	2,269,266	A
GrafTech International Ltd.	140,200	2,272,642	A

		5,068,492

Machinery — 3.5%
Astec Industries Inc.	29,400	1,139,544	A
Bucyrus International Inc.	14,000	1,423,100
Chart Industries Inc.	11,200	379,008	A
Columbus McKinnon Corp.	43,300	1,341,434	A
L.B. Foster Co.	43,300	1,864,498	A
Robbins and Myers Inc.	37,444	1,222,547
Wabtec Corp.	61,900	2,331,154

		9,701,285

Trading Companies and Distributors — 1.1%
Applied Industrial Technologies Inc.	100,070	2,991,092

Information Technology — 15.1%
Communications Equipment — 2.7%
Avocent Corp.	62,880	1,062,672	A
Blue Coat Systems Inc.	91,160	2,009,166	A
CommScope Inc.	63,280	2,204,043	A
Extreme Networks Inc.	50,700	157,170	A
Harmonic Inc.	240,300	1,826,280	A
ViaSat Inc.	4,100	89,052	A

		7,348,383

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Information Technology — Continued
Computers and Peripherals — 0.2%
Emulex Corp.	6,300	$102,312	A
Novatel Wireless Inc.	34,530	334,251	A
Quantum Corp.	132,100	282,694	A

		719,257

Electronic Equipment and Instruments — 1.9%
Anixter International Inc.	37,030	2,371,401	A
CTS Corp.	24,700	264,290
SYNNEX Corp.	59,700	1,266,834	A
Technitrol Inc.	53,100	1,228,203

		5,130,728

Internet Software and Services — 1.8%
Interwoven Inc.	102,500	1,094,700	A
United Online Inc.	210,000	2,217,600
Websense Inc.	81,400	1,526,250	A

		4,838,550

IT Services — 2.5%
Ciber Inc.	158,100	774,690	A
ManTech International Corp.	32,300	1,465,128	A
MAXIMUS Inc.	34,000	1,248,140
MPS Group Inc.	188,400	2,226,888	A
SAIC Inc.	32,900	611,611	A
Sykes Enterprises Inc.	20,400	358,836	A
TNS Inc.	8,600	177,504	A

		6,862,797

Semiconductors and Semiconductor Equipment — 2.4%
Amkor Technology Inc.	141,100	1,509,770	A
Monolithic Power Systems Inc.	29,400	518,322	A
Omnivision Technologies Inc.	96,100	1,616,402	A
Verigy Ltd.	45,826	863,362	A
Zoran Corp.	155,700	2,126,862	A

		6,634,718

Software — 3.6%
Bluephoenix Solutions Ltd.	20,662	172,528	A
JDA Software Group Inc.	28,200	514,650	A
Macrovision Corp.	42,600	575,100	A
Magma Design Automation Inc.	38,490	368,349	A
Mentor Graphics Corp.	73,086	645,349	A
MICROS Systems Inc.	75,200	2,531,232	A
Progress Software Corp.	47,150	1,410,728	A
Sybase Inc.	144,000	3,787,200	A

		10,005,136

Materials — 8.6%
Chemicals — 4.5%
CF Industries Holdings Inc.	39,800	4,124,076
Koppers Holdings Inc.	71,108	3,150,796
LSB Industries Inc.	65,764	969,361	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Materials — Continued
Chemicals — Continued
Olin Corp.	46,700	$922,792
Terra Industries Inc.	90,200	3,204,806	A

		12,371,831

Containers and Packaging — 1.1%
Greif Inc.	30,933	2,101,279
Rock-Tenn Co.	27,900	836,163

		2,937,442

Metals and Mining — 3.0%
Compass Minerals International Inc.	35,300	2,081,994
Gerdau Ameristeel Corp.	22,819	321,976
Kaiser Aluminum Corp.	11,600	803,880
Northgate Minerals Corp.	269,700	860,343	A
Reliance Steel and Aluminum Co.	46,500	2,783,490
Stillwater Mining Co.	86,800	1,342,796	A

		8,194,479

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.1%
Alaska Communications Systems Group Inc.	47,220	577,973
Cincinnati Bell Inc.	419,900	1,788,774	A
Premiere Global Services Inc.	47,400	679,716	A

		3,046,463

Wireless Telecommunication Services — 0.9%
Centennial Communications Corp.	132,130	780,888	A
Syniverse Holdings Inc.	31,600	526,456	A
U.S. Cellular Corp.	15,800	869,000	A
USA Mobility Inc.	27,900	199,206	A

		2,375,550

Utilities — 2.9%
Electric Utilities — 1.3%
El Paso Electric Co.	86,340	1,845,086	A
Hawaiian Electric Industries Inc.	69,900	1,668,513
UIL Holdings Corp.	3,400	102,442

		3,616,041

Gas Utilities — 1.2%
Energen Corp.	52,920	3,296,916

Multi-Utilities — 0.4%
Avista Corp.	49,400	966,264

Total Common Stocks and Equity Interests (Cost — $267,015,410)		270,969,978

Repurchase Agreements — 1.1%
Goldman Sachs & Co. 2.60%, dated 3/31/08, to be repurchased at $1,482,979 on 4/1/08 (Collateral: $1,523,090 Fannie Mae mortgage-backed security, 5.00% due 10/1/35, value $1,518,013)	$1,482,872	1,482,872

	Shares/Par	Value
Repurchase Agreements — Continued
JPMorgan Chase and Co. 2.30%, dated 3/31/08, to be repurchased at $1,482,966 on 4/1/08 (Collateral: $1,454,000 Fannie Mae note, 4.625% due 5/1/13, value $1,508,146)	$1,482,871	$1,482,871

Total Repurchase Agreements (Cost — $2,965,743)		2,965,743

Total Investments — 100.0% (Cost — $269,981,153)B		273,935,721
Other Assets Less Liabilities — N.M.%		61,725

Net Assets — 100.0%		$273,997,446
Net Asset Value Per Share:
Institutional Class		$8.52

Financial Intermediary Class		$8.37

N.M. Not Meaningful.

A	Non-income producing.
B	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,454,179
Gross unrealized depreciation	(31,499,611)

Net unrealized appreciation	$3,954,568

Batterymarch Schedule of Investments

Global Opportunities Bond Fund

March 31, 2008 (Unaudited)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 88.9%
U.S. Government and Agency Obligations — 5.3%
Fixed Rate Securities — 5.3%
Fannie Mae	6.000%	4/18/36	$6,855,000		$7,376,522
United States Treasury Bonds	6.500%	11/15/26	5,042,000		6,465,578

Total U.S. Government and Agency Obligations (Cost — $13,138,875)					13,842,100
Foreign Government Obligations — 61.8%
Bank Negara Monetary Note	3.067%	5/22/08	10,740,000	MYR	3,354,802
Canadian Government Bond	6.000%	6/1/11	6,241,000	CAD	6,666,238
Federative Republic of Brazil	12.500%	1/5/16	16,660,000	BRL	10,163,875
Government of Indonesia	11.000%	11/15/20	17,805,000,000	IDR	1,827,542
Government of Indonesia	9.500%	7/15/23	11,250,000,000	IDR	1,007,858
Government of Indonesia	10.000%	9/15/24	32,600,000,000	IDR	3,021,445
Government of Malaysia	3.756%	4/28/11	27,380,000	MYR	8,637,408
Government of Malaysia	3.718%	6/15/12	15,670,000	MYR	4,944,758
Government of New Zealand	6.000%	4/15/15	5,625,000	NZD	4,317,494
Government of Poland	5.750%	6/24/08	9,867,000	PLN	4,427,011
Government of Poland	5.250%	10/25/17	18,915,000	PLN	8,069,930
Government of Singapore	4.375%	1/15/09	11,175,000	SGD	8,320,881
Government of Singapore	2.625%	4/1/10	11,679,000	SGD	8,756,802
Government of Sweden	4.000%	12/1/09	91,415,000	SEK	15,426,310
Kingdom of Norway	5.500%	5/15/09	50,420,000	NOK	9,944,302
Mexican Bonos	8.000%	12/19/13	113,220,000	MXN	10,934,191
New South Wales Treasury Corp.	6.000%	5/1/12	9,890,000	AUD	8,761,870
New South Wales Treasury Corp.	5.500%	3/1/17	16,110,000	AUD	13,567,179
Province of Ontario	6.250%	6/15/15	730,000	NZD	530,578
Queensland Treasury Corp.	6.000%	10/14/15	9,880,000	AUD	8,680,916
Republic of South Africa	10.000%	2/28/09	1,286,666	ZAR	157,956
Republic of South Africa	13.000%	8/31/10	60,238,000	ZAR	7,934,594
United Kingdom Treasury Bond	4.750%	9/7/15	3,490,000	GBP	7,213,878
United Kingdom Treasury Bond	4.000%	9/7/16	3,450,000	GBP	6,757,759

Total Foreign Government Obligations (Cost — $156,188,324)					163,425,577
Yankee BondsA — 1.5%
Electronic Equipment and Instruments — 0.6%
Tyco Electronics Group SA	6.550%	10/1/17	360,000		377,357	B
Tyco Electronics Group SA	7.125%	10/1/37	1,270,000		1,325,072	B
		1,702,429
Pharmaceuticals — 0.9%
AstraZeneca PLC	6.450%	9/15/37	2,170,000		2,328,375

Total Yankee Bonds (Cost — $3,858,022)					4,030,804

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — 10.1%
Biotechnology — 0.6%
Biogen Idec Inc.	6.875%	3/1/18	$1,615,000		$1,631,631

Capital Markets — 0.4%
The Goldman Sachs Group Inc.	6.750%	10/1/37	976,000		908,005

Commercial Banks — 2.6%
Fifth Third Bancorp	8.250%	3/1/38	2,235,000		2,277,409
Inter-American Development Bank	11.500%	2/5/09	195,000,000	ISK	2,583,779
International Bank for Reconstruction & Development	11.500%	3/6/09	157,000,000	ISK	2,045,447

					6,906,635

Diversified Financial Services — 1.9%
General Electric Capital Corp.	7.625%	12/10/14	3,200,000	NZD	2,430,094
Svensk Exportkredit AB	7.625%	7/10/14	3,290,000	NZD	2,572,462

					5,002,556

Food and Staples Retailing — 0.7%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715,000		1,800,774

Food Products — 0.7%
Kraft Foods Inc.	7.000%	8/11/37	1,830,000		1,829,775

Health Care Equipment and Supplies — 0.3%
Covidien International Finance SA	6.550%	10/15/37	736,000		752,221	B

Health Care Providers and Services — 0.8%
UnitedHealth Group Inc.	6.625%	11/15/37	2,338,000		2,163,333

Media — 1.0%
Comcast Corp.	6.450%	3/15/37	335,000		315,683
Comcast Corp.	6.950%	8/15/37	1,750,000		1,753,509
Viacom Inc.	6.875%	4/30/36	690,000		664,440

					2,733,632

Multiline Retail — 0.2%
Target Corp.	6.500%	10/15/37	560,000		541,464

Pharmaceuticals — 0.2%
Abbott Laboratories	6.150%	11/30/37	583,000		602,391

Water Utilities — 0.7%
American Water Capital Corp.	6.593%	10/15/37	1,892,000		1,895,127	B

Total Corporate Bonds and Notes (Cost — $27,542,566)					26,767,544

Mortgage-Backed Securities — 10.2%
Fixed Rate Securities — 8.7%
Countrywide Alternative Loan Trust 2005-26CB A6	5.500%	7/25/35	1,795,000		1,454,596
Countrywide Alternative Loan Trust 2005-J10 1A16	5.500%	10/25/35	1,310,000		1,028,756
Countrywide Alternative Loan Trust 2005-46CB A20	5.500%	10/25/35	1,081,558		877,966
Countrywide Alternative Loan Trust 2006-43CB 1A6	6.000%	2/25/37	2,211,776		1,916,762
Countrywide Alternative Loan Trust 2007-22 2A16	6.500%	9/25/37	2,917,131		2,291,771
Countrywide Home Loans 2007-3 A12	6.000%	4/25/37	1,680,000		1,396,907
Countrywide Home Loans 2005-7 A2	5.750%	5/25/37	1,635,000		1,272,297
Credit Suisse Mortgage Capital Certificates 2007-2 3A4	5.500%	3/25/37	2,415,000		2,010,087

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Prime Mortgage Trust 2006-2 1A14	6.250%	11/25/36	$1,678,900		$1,511,124
WaMu Mortgage Pass Through Certificates 2005-6 2A1	5.500%	8/25/35	1,007,000		841,716
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220,000		3,778,164

Wells Fargo Mortgage Backed Securities Trust 2007-11 A88	6.000%	8/25/37	3,091,947	2,771,875
Wells Fargo Mortgage Backed Securities Trust 2007-11 A90	6.000%	8/25/37	1,877,344	1,687,854

				22,839,875

Variable Rate SecuritiesC — 1.5%
Deutsche Mortgage Securities Inc. 2008-RS1 3A1	5.650%	8/28/36	2,197,941	1,983,642	B
Deutsche Mortgage Securities Inc. 2007-RS8 3A1	5.650%	9/28/36	2,227,267	2,010,109	B

				3,993,751

Total Mortgage-Backed Securities (Cost — $28,202,512)				26,833,626

Total Long-Term Securities (Cost — $228,930,299)				234,899,651

Short-Term Securities — 7.1%
Repurchase Agreements — 7.1%
Goldman Sachs & Co. 2.60%, dated 3/31/08, to be repurchased at $9,421,421 on 4/1/08 (Collateral: $9,671,783 Fannie Mae mortgage-backed security, 5.00%, due 10/1/35, value $9,639,544)			9,420,741	9,420,741
JPMorgan Chase and Co. 2.30%, dated 3/31/08, to be repurchased at $9,421,342 on 4/1/08 (Collateral: $9,579,000 Fannie Mae note, 2.75%, due 4/11/11, value $9,627,993)			9,420,740	9,420,740

Total Short-Term Securities (Cost — $18,841,481)				18,841,481

Total Investments — 96.0% (Cost — $247,771,780)D				253,741,132
Other Assets Less Liabilities — 4.0%				10,548,273

Net Assets — 100.0%				$264,289,405

Net Asset Value Per Share:
Institutional Class				$10.49

Broker	Settlement Date	Contract to				Unrealized
		Receive		Deliver		Gain/(Loss)
Barclays Bank PLC	5/1/08	TRY	$4,656,000	USD	$3,516,339	$(53,928)
Citibank NA	7/11/08	USD	2,305,728	NOK	11,845,000	(48,807)
Morgan Stanley	6/18/08	USD	12,962,985	GBP	6,507,000	128,787

						$26,052

A	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
B	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.16% of net assets.
C	The coupon rates shown on variable rate securities are the rates at March 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
D	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,772,300
Gross unrealized depreciation	(4,802,948)

Net unrealized appreciation	$5,969,352

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CAD	—	Canadian Dollar
GBP	—	Great British Pound
IDR	—	Indonesian Rupiah
ISK	—	Iceland Krona
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Batterymarch U.S. Small Capitalization Equity Portfolio

	[3/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$273,935,721	$270,969,978	$2,965,743	—
Investment in Securities – liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$273,935,721	$270,969,978	$2,964,743	—

Global Opportunities Bond Fund

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$253,741,132	$—	$253,741,132	$—
Other Financial Instruments*	26,052	—	26,052	—

Total	$253,767,184	$—	$253,767,184	$—

*	Other financial instruments includes forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	May 21, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.
Date:	May 21, 2008